SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Revenue Recognition

Revenue Recognition

The Company will recognize revenue when services are performed, and at the time of shipment of products, provided that evidence of an arrangement exists, title and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured. The Company adopted Accounting Standards Codification (“ASC”) 606, whereby revenue will be recognized as performance obligations are satisfied, and customers obtain control of goods or services. However, in the event of a loss on a sale is foreseen, the Company will recognize the loss as it is determined. To date, the Company has not had significant revenues.

Revenue Recognition

The Company will recognize revenue when services are performed, and at the time of shipment of products, provided that evidence of an arrangement exists, title and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured. The Company adopted Accounting Standards Codification (“ASC”) 606, whereby revenue will be recognized as performance obligations are satisfied and customers obtain control of goods or services. However, in the event of a loss on a sale is foreseen, the Company will recognize the loss as it is determined. To date, the Company has not had significant revenues and is in the development stage.

Cash and Cash Equivalent	Cash and Cash Equivalent The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalent The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Concentration Risk

Concentration Risk

Cash includes amounts deposited in financial institutions in excess of insurable Federal Deposit Insurance Company (FDIC) limits. At times throughout the year, the Company may maintain cash balances in certain bank accounts in excess of FDIC limits. As of June 30, 2026, the cash balance in excess of the FDIC limits was $489,528. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk in these accounts.

Concentration Risk

Cash includes amounts deposited in financial institutions in excess of insurable Federal Deposit Insurance Company (FDIC) limits. At times throughout the year, the Company may maintain cash balances in certain bank accounts in excess of FDIC limits. As of December 31, 2025, the cash balance in excess of the FDIC limits was $1,186,928. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk in these accounts.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements, include the estimate of useful lives of property and equipment, the deferred tax valuation allowance, derivative liabilities and the fair value of stock options. Actual results could differ from those estimates.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:

Computer equipment	5 Years
Machinery and equipment	10 Years

Depreciation expense for the six months ended June 30, 2026 and 2025 was $131 and $130, respectively. Depreciation expense for the three months ended June 30, 2026 and 2025 was $66 and $65, respectively.

Property and Equipment

Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:

Computer equipment	5 Years
Machinery and equipment	10 Years

Depreciation expense for the years ended December 31, 2025 and 2024 were $260 and $1,084, respectively.

Intangible Assets

Intangible Assets

The Company has patent applications to protect the inventions and processes behind its proprietary bio-based back-sheet, a protective covering for the back of photovoltaic solar modules traditionally made from petroleum-based film. Intangible assets that have finite useful lives continue to be amortized over their useful lives (See Note 6).

	Useful Lives	June 30, 2026	December 31, 2025
Patents	15 years	$45,336	$45,336
Less accumulated amortization		(31,735)	(30,224)
		$13,601	$15,112

Remainder of 2026	$1,511
2027	3,022
2028	3,022
Thereafter	6,046
Total	$13,601

Amortization expense for the six months ended June 30, 2026 and 2025 was $1,511 and $1,511, respectively. Amortization expense for the three months ended June 30, 2026 and 2025 was $755 and $755, respectively.

Intangible Assets

The Company has patent applications to protect the inventions and processes behind its proprietary bio-based back-sheet, a protective covering for the back of photovoltaic solar modules traditionally made from petroleum-based film. Intangible assets that have finite useful lives continue to be amortized over their useful lives.

	Useful Lives	12/31/2025	12/31/2024
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(30,224)	(27,201)
		$15,112	$18,135

Patent amortization for the year ended December 31, 2025:

2026	3,924
2027	3,211
2028	7,977
$15,112

Amortization expense for the years ended December 31, 2025 and 2024 was $3,022 and $3,022, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee, consultant, or director are required to provide service in exchange for the award (the vesting period).

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company used Black Scholes to value its stock option awards which incorporated the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee, consultant, or director are required to provide service in exchange for the award (the vesting period). Compensation expense for options granted to employees and non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted is re-measured each period.

On March 1, 2022, the Company issued 5,000,000 common stock purchase warrants through a securities purchase agreement for a purchase price of $1,000. The initial exercise date of the warrants is March 1, 2024 at an exercise price of $0.0255 per share, with a termination date of March 1, 2029. As of December 31, 2025, the purchase warrants were still outstanding.

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS - AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

On March 15, 2022, the Company granted 5,000,000 stock options to a consultant for advisory services. The options vest at a rate of 138,889 options per month for a thirty-six (36) month period during the term of the optionee’s consultancy with the Company. As of December 31, 2025, the 5,000,000 stock options were outstanding.

On April 12, 2022, the Company granted an aggregate of 450,000,000 stock options to its employees for services, at an exercise price of $0.021. The options expire, and all rights to purchase the shares shall terminate seven (7) years from the date of grant or termination of employment. The 400,000,000 options are exercisable in the amount of 316,666,662 are exercisable upon grant, and the remaining 83,333,338 shares are exercisable in equal amounts over a ten (10) month period during the term of the optionee’s employment until the Option is 100% vested. The 50,000,000 options are exercisable in the amount of 19,444,446 are exercisable upon grant and the remaining 30,555,554 shares are exercisable in equal amounts over a twenty-two (22) month period during the term of the optionee’s employment until the Options is 100% vested. On March 11, 2023, one of the employees separated from the Company and 50,000,000 options were cancelled as of June 11, 2023. As of December 31, 2025, the other 400,000,000 stock options remain outstanding.

On March 20, 2023, the Company granted 50,000,000 shares of stock options, to purchase the total number of shares of common stock equal to the number of option shares at the exercise price of $0.0137 per share. The options were granted pursuant to the terms of the Company’s 2022 Equity Incentive Plan. The 50,000,000 shares subject to the options, have a six-month cliff, whereby 8,333,333 shall become vested and exercisable on September 19, 2023 and the remaining 41,666,667 shall become exercisable in equal amounts over a thirty (30) month period during the term of the participant’s employment until the option is 100% vested. The unvested portion of the option will not be exercisable on or after the termination of continuous service. As of December 31, 2025, 50,000,000 stock options remain outstanding.

On May 9, 2023, the Company granted 5,000,000 shares of stock options to a consultant, with an exercise price of $0.0126, and an expiration date of May 31, 2033. The Options vest over a thirty-six (36) month period from June 1, 2023, with 833,360 options vesting on November 30, 2023, and 138,888 options vested at the end of each month from the end of the seventh month through May 31, 2026. As of December 31, 2025, 5,000,000 stock options remain outstanding.

On June 15, 2023, the Company granted 100,000,000 shares of stock options to two employees of the Company, with an exercise price of $0.0121, and an expiration date of June 15, 2030. The options were granted pursuant to the terms of the Company’s 2022 Equity Incentive Plan. The grant of the options was made in consideration of the services rendered and to be rendered by the employees to the Company. The 100,000,000 options vest and are exercisable in four (4) separate tranches based on performance as follows: (a) Tranche I -12,500,000 shares shall become vested and exercisable if the Company files an S-3 registration statement with the Securities and Exchange Commission (SEC) and it is declared effective by the SEC; (b) Tranche II - 12,500,000 shares shall become vested and exercisable if the Company’s shares are traded on a national securities exchange; (c) Tranche III - 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceeds $100,000 per day over any 20 consecutive trade days; and (d) Tranche IV - 12,500,000 shares shall become vested and exercisable if the average daily market value of the Company’s shares exceed $200,000 per day over any 20 consecutive trade days. As of December 31, 2023, none of the performance milestones were met and the options remain unvested. Management believes the probability of satisfying vesting conditions in the above four tranches is less than ten (10) percent during next 12 months based on the current market cap of less than $5,000,000 and average trading stock volume of less than $5,000 per day. As of December 31, 2025, 100,000,000 shares remain outstanding.

On December 9, 2024, the Company entered into an agreement with a consultant to provide advisory services in developing technology and products to produce green hydrogen. The Company granted 2,500,000 stock options, which vest starting January 1, 2025. The options vest at a rate of 69,444 options per month for thirty-five (35) months of consecutive service to the Company. The remaining 69,460 options will be vested at the end of the thirty-sixth (36th) month. The agreement will continue on a month-to-month basis until terminated at the earlier of: (i) 36 months from the date of the agreement, or (ii) any time by either party with a 5-day written notice from one party to the other. As of December 31, 2025, there were 833,328 options vested, and 1,666,672 options not yet vested. The options expire on December 1, 2027.

On May 1, 2025, the Company entered into an agreement with a consultant to provide technology services to the Company in developing technology and products to produce green hydrogen. The Company granted 2,500,000 common stock options, which vest starting May 1, 2025. The options vest at a rate of 69,444 options per month for thirty-five (35) months of consecutive service to the Company. The remaining 69,460 options will be vested at the end of the thirty-sixth (36th) month. The agreement will continue on a month-to-month basis until terminated at the earlier of: (i) 36 months from the date of the agreement, or (ii) any time by either party with a 5-day written notice from one party to the other. As of December 31, 2025, there were 416,664 options vested, and 2,083,336 options not yet vested, for a total of 2,500,000 options. The options expire on May 1, 2035.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company used Black Scholes to value its stock option awards which incorporated the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life. The stock options terminate seven (7) years from the date of grant or upon termination of employment. As of December 31, 2025, the aggregate total of 565,000,000 stock options were outstanding.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Total research and development costs were $674,387 and $249,385 for the six months ended June 30, 2026 and 2025, respectively and $342,874 and $147,867 for the three months ended June 30, 2026 and 2025, respectively.

Research and Development

Research and development costs are expensed as incurred. Total research and development costs were $615,916 and $362,538 for the years ended December 31, 2025 and 2024, respectively.

Net Earnings (Loss) per Share Calculations

Net Earnings (Loss) per Share Calculations

We follow ASC Subtopic 260-10, Earnings per Share, which specifies the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Diluted income (loss) per share reflects the potential dilution that could occur if stock options or other contracts to issue common stock were exercised or converted during the period. Dilutive securities having an anti-dilutive effect on diluted earnings per share are excluded from the calculation.

Due to the net loss for the three and six months ended June 30, 2026 and 2025, basic and diluted income per share were the same, as all securities had an anti-dilutive effect. The following table presents potentially dilutive securities that were not included in the computation of diluted net income per share for the three months ended June 30, 2026 and 2025, as their inclusion would be anti-dilutive.

	June 30, 2026	June 30, 2025
Weighted average options to purchase common stock	567,472,527	565,000,000
Weighted average warrants to purchase common stock	20,027,473	228,958,334

The following table presents potentially dilutive securities that were not included in the computation of diluted net income per share for the six months ended June 30, 2026 and 2025, as their inclusion would be anti-dilutive.

	June 30, 2026	June 30, 2025
Weighted average options to purchase common stock	566,243,094	565,000,000
Weighted average warrants to purchase common stock	95,220,995	228,958,334

Net Earnings (Loss) per Share Calculations

Net earnings (Loss) per share dictates the calculation of basic earnings (loss) per share and diluted earnings per share. Basic earnings (loss) per share are computed by dividing by the weighted average number of common shares outstanding during the year. Diluted net earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the effect of stock options and stock-based awards (Note 4), plus the assumed conversion of convertible debt (Note 5).

For the year ended December 31, 2025 and 2024, the Company has not included shares issuable from 565,000,000 stock options and 228,958,334 warrants, because their impact on the income per share is antidilutive.

	For the Years Ended
	December 31,
	2025	2024

Income (Loss) to common shareholders (Numerator)	$(2,846,943)	$(1,809,962)

Basic weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512

Diluted weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair Value of Financial Instruments requires disclosure of the fair value information, whether recognized in the balance sheet, where it is practicable to estimate that value. As of June 30, 2026, the amounts reported for cash, prepaid expenses, accounts payable, and accrued expenses, approximate the fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. As of June 30, 2026, there were no financial instruments to report.

Fair Value of Financial Instruments

Fair Value of Financial Instruments requires disclosure of the fair value information, whether recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2025, the amounts reported for cash, inventory, prepaid expenses, accounts payable, and accrued expenses, approximate the fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS - AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. As of December 31, 2025, there were no financial instruments to report.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the amendments may be applied either prospectively or retrospectively. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures. The amendments only impact disclosures and are not expected to have an impact on the Company’s financial condition and results of operations.

The Company considers all new pronouncements and management has determined that there have been no recently adopted or issued accounting standards that had or will have a material impact on its financial statements.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed financial statements.

Basis of Accounting

Basis of Accounting

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2026, are not necessarily indicative of the results that may be expected for the year ending December 31, 2026. For further information refer to the financial statements and footnotes thereto included in the Company’s Form 10-K for December 31, 2025.

Advertising and Marketing

Advertising and Marketing

The Company expenses the cost of advertising and promotional materials when incurred. The advertising and marketing costs were $203,447 and $200,571 for the six months ended June 30, 2026 and 2025, respectively and $109,878 and $94,092 for the three months ended June 30, 2026 and 2025, respectively.

Segment Reporting

Segment Reporting

NewHydrogen, Inc. operates as a single operating segment, focusing on developing clean energy technology.

The accounting policies of the operating segment are the same as those described in the summary of significant accounting policies. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer and Acting Chief Financial Officer. The CODM assesses performance for the segment and decides how to allocate resources based on net income (loss) that is reported on the income statement. The measure of segment assets is reported on the balance sheet as total assets.

As the Company did not generate revenues in the current period, the CODM assessed Company performance through the achievement of target identification goals. In addition to the Company’s Statement of Operations, the CODM regularly works to develop budgeted and forecasted expense information which is used to determine the Company’s liquidity needs and cash allocation.